UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08518
                                                    -----------

                              GAMCO Gold Fund, Inc.
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                           ---------------

                      Date of fiscal year end: December 31
                                              -------------

                   Date of reporting period: December 31, 2006
                                            -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              GAMCO GOLD FUND, INC.

                                  ANNUAL REPORT
                                DECEMBER 31, 2006


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2006 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      The GAMCO Gold Fund (Class AAA) appreciated by 32.4% for the year. For the year the average gold fund monitored by Lipper rose by 31.4%. Both gold and gold equities performed well in 2006. The gold price appreciated by 23.1% and the XAU Index of leading gold and silver equities calculated by the Philadelphia Stock Exchange rose by 12.5%.

      The Fund's performance reflected the strength in gold equities. Generally, the mid capitalization and small capitalization gold equities performed best and the larger gold companies underperformed.

      Among the Fund's top performing holdings for 2006 were Golden Queen (+144.7%), Agnico-Eagle (+108.7%), Sino Gold (+108.6%), Arizona Star (+108.5%),
and Anglo Platinum (+91.3%). Golden Queen and Arizona Star are development companies that control underdeveloped gold deposits. Agnico Eagle benefited from very strong zinc byproduct production credits and good exploration news. Other significant holdings that did well were Oxiana (+82.2%), Randgold Resources (+45.4%), and Lihir Gold (+43.1%). Among significant holdings that underperformed were Newmont Mining, Freeport-McMoRan, Gold Fields, and Newcrest Mining.

                                                           Sincerely yours,

                                                           /s/ Bruce N. Alpert

                                                           Bruce N. Alpert
                                                           President
February 6, 2007

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO GOLD FUND,
      THE LIPPER GOLD FUND AVERAGE, THE PHILADELPHIA GOLD & SILVER INDEX,
                             AND THE S&P 500 INDEX

           GAMCO Gold Fund     Lipper Gold     Philadelphia Gold &    S&P 500
           Class AAA Shares   Fund Average        Silver Index         Index
 7/11/94       $10,000           $10,000            $10,000           $10,000
12/31/94        11,070            10,043              9,733            10,359
12/31/95        11,410            10,529             10,820            14,247
12/31/96        12,320            11,745             10,573            17,516
12/31/97         5,929             6,832              6,785            23,358
12/31/98         5,716             6,116              5,986            30,038
12/31/99         6,292             6,490              6,374            36,356
12/31/00         5,312             5,407              4,927            33,047
12/31/01         6,691             6,423              5,302            29,121
12/31/02        12,526            10,466              7,610            22,688
12/31/03        18,717            16,571             10,955            29,193
12/31/04        16,680            15,196             10,112            32,366
12/31/05        22,290            19,835             13,201            33,956
12/31/06        29,505            26,056             14,854            39,314

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                        AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)
                        ----------------------------------------------------
                                                                                                         Since
                                                                                                       Inception
                                             Quarter      1 Year      3 Year      5 Year     10 Year   (7/11/94)
                                             -------      ------      ------      ------     -------   ---------
  GAMCO GOLD FUND CLASS AAA.............      15.15%      32.37%      16.38%      34.55%       9.12%      9.06%
  Philadelphia Gold and Silver Index....      11.22       12.52       10.69       22.86        3.47       3.05
  Lipper Gold Fund Average..............      14.46       31.36       16.56       32.96        8.10       4.78
  S&P 500 Index.........................       6.69       15.78       10.43        6.18       10.42      11.60
  Class A...............................      15.14       32.36       16.40       34.55        9.13       9.06
                                               8.52(b)    24.75(b)    14.12(b)    32.97(b)     8.48(b)    8.55(b)
  Class B...............................      14.88       31.29       15.47       33.71        8.79       8.79
                                               9.88(c)    26.29(c)    14.71(c)    33.59(c)     8.79(c)    8.79(c)
  Class C...............................      14.93       31.36       15.50       33.75        8.80       8.80
                                              13.93(d)    30.36(d)    15.50       33.75        8.80       8.80

(a) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT
    MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. INVESTING IN GOLD IS CONSIDERED SPECULATIVE AND IS AFFECTED BY A VARIETY OF WORLDWIDE ECONOMIC, FINANCIAL, AND POLITICAL FACTORS. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 23, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF
    SHARES. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE PHILADELPHIA GOLD & SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE LIPPER GOLD FUND AVERAGE REFLECTS THE AVERAGE
    PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

GAMCO GOLD FUND, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2006 through December 31, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.



HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2006.

                    Beginning       Ending      Annualized     Expenses
                 Account Value  Account Value     Expense     Paid During
                    07/01/06       12/31/06        Ratio        Period*
--------------------------------------------------------------------------------
GAMCO GOLD FUND, INC.
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA           $1,000.00      $1,060.60       1.47%       $ 7.63
Class A             $1,000.00      $1,060.80       1.47%       $ 7.64
Class B             $1,000.00      $1,056.20       2.22%       $11.51
Class C             $1,000.00      $1,056.60       2.22%       $11.51
HYPOTHETICAL 5% RETURN
Class AAA           $1,000.00      $1,017.80       1.47%       $ 7.48
Class A             $1,000.00      $1,017.80       1.47%       $ 7.48
Class B             $1,000.00      $1,014.01       2.22%       $11.27
Class C             $1,000.00      $1,014.01       2.22%       $11.27

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2006:

GAMCO GOLD FUND, INC.

North America ................................       58.6%
South Africa .................................       17.7%
Australia ....................................       13.7%
United Kingdom ...............................        9.5%
Latin America ................................        0.9%
Russia .......................................        0.6%
Other Assets and Liabilities (Net) ...........       (1.0)%
                                                    -------
                                                    100.0%
                                                    =======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                       MARKET
     SHARES                                          COST              VALUE
     ------                                          ----             -------
              COMMON STOCKS -- 100.9%
              METALS AND MINING -- 100.9%
              AUSTRALIA -- 13.7%
     600,000  Bendigo Mining Ltd.+ ...............$    569,677     $    369,414
     910,000  Kingsgate Consolidated Ltd. ........   2,800,182        3,016,884
   7,445,000  Lihir Gold Ltd.+ ...................   6,572,654       18,335,268
     715,000  Newcrest Mining Ltd. ...............   8,141,744       14,871,495
   7,308,750  Oxiana Ltd. ........................   4,588,308       18,288,173
   9,000,000  Pan Australian Resources Ltd.+ .....   1,811,427        2,237,799
   1,000,000  Perseverance Corp. Ltd.+ ...........     226,560          292,058
     500,000  Sino Gold Ltd.+ ....................     926,562        2,881,117
  12,175,000  Tanami Gold NL+ ....................   1,816,485        1,345,442
                                                  ------------     ------------
                                                    27,453,599       61,637,650
                                                  ------------     ------------
              LATIN AMERICA -- 0.9%
     137,400  Compania de Minas
                Buenaventura SA, ADR .............   3,218,433        3,855,444
                                                  ------------     ------------
              NORTH AMERICA -- 58.5%
     400,000  AfriOre Ltd.+ ......................   1,563,562        2,980,749
     454,000  Agnico-Eagle Mines Ltd.,
                New York .........................   6,151,342       18,722,960
     291,231  Agnico-Eagle Mines Ltd.,
                Toronto ..........................   2,565,728       12,009,861
      49,800  Anatolia Minerals Development
                Ltd., New York+ ..................     163,969          181,118
      30,000  Anatolia Minerals Development
                Ltd., Toronto+ ...................      98,776          107,276
     555,400  Arizona Star Resource Corp.+ .......     763,899        6,572,499
     500,000  Axmin Inc.+ ........................     167,044          424,475
   1,300,000  Axmin Inc.+ (b)(c) .................     397,833        1,103,630
     225,000  Banro Corp.+ .......................     584,209        2,932,727
     125,000  Banro Corp.+ (b) ...................     373,580        1,629,293
     417,400  Barrick Gold Corp., New York .......  12,221,641       12,814,180
     182,661  Barrick Gold Corp., Toronto ........   4,839,575        5,615,398
      35,000  Dundee Precious Metals Inc.+ .......     340,738          347,854
     754,900  Eldorado Gold Corp.,
                New York+ ........................   1,623,064        4,076,460
     130,000  Eldorado Gold Corp., Toronto+ ......     287,358          703,426
     467,500  Eldorado Gold Corp.,
                Toronto+ (b) .....................   1,035,612        2,529,627
     487,500  Freeport-McMoRan Copper
                & Gold Inc., Cl. B ...............   8,447,077       27,168,375
      25,000  Gammon Lake Resources Inc.,
                New York+ ........................     109,228          407,250
     296,000  Gammon Lake Resources Inc.,
                Toronto+ .........................   1,293,263        4,820,169
     720,650  Goldcorp Inc., New York ............   5,612,965       20,495,286
     745,058  Goldcorp Inc., Toronto .............   3,430,070       21,154,114
   1,327,000  Golden Queen
                Mining Co. Ltd.+ .................     786,897        1,058,277
   1,000,000  Golden Queen
                Mining Co. Ltd.+ (b)(c) ..........     393,794          797,496
     400,000  IAMGOLD Corp., New York ............   2,441,950        3,524,000

                                                                       MARKET
     SHARES                                           COST             VALUE
     ------                                           ----            -------
   1,505,060  IAMGOLD Corp., Toronto .............$  7,504,867   $   13,319,229
      30,000  Ivanhoe Mines Ltd.,
                New York+ ........................     114,450          294,900
     270,000  Ivanhoe Mines Ltd.,
                Toronto+ .........................     589,798        2,662,608
     400,000  Jaguar Mining Inc.+ ................     911,267        2,329,031
   1,285,000  Kinross Gold Corp.,
                New York+ ........................  11,461,729       15,265,800
     499,999  Kinross Gold Corp., Toronto+ .......   3,133,388        5,925,470
     584,000  Meridian Gold Inc.,
                New York+ ........................   9,062,532       16,229,360
     131,295  Meridian Gold Inc., Toronto+ .......   1,252,692        3,651,243
     300,000  Miramar Mining Corp.,
                New York+ ........................     364,650        1,356,000
     850,000  Miramar Mining Corp.,
                Toronto+ .........................   1,240,988        3,870,428
     200,000  Miramar Mining Corp.,
                Toronto+ (b) .....................     300,679          910,689
      60,000  Nevsun Resources Ltd.,
                New York+ ........................      69,834          130,200
     575,000  Nevsun Resources Ltd.,
                Toronto+ .........................   1,312,235        1,257,343
     175,000  Nevsun Resources Ltd.,
                Toronto+ (b) .....................     354,761          382,670
      79,300  New Gold Inc.+ .....................     619,505          590,253
     125,000  New Gold Inc.+ (b) .................     985,934          930,412
     425,071  Newmont Mining Corp. ...............  14,411,000       19,191,956
     600,000  Northern Star Mining Corp.+ ........     415,416          488,788
   2,000,000  Odyssey Resources
                Ltd.+ (a)(b)(c) ..................     177,352          205,805
   5,000,000  Odyssey Resources
                Ltd.+ (b)(c) .....................     244,242          514,514
     150,000  Orezone Resources Inc.,
                New York+ ........................     133,523          220,500
   1,051,000  Orezone Resources Inc.,
                Toronto+ .........................     630,462        1,487,073
     150,000  Osisko Exploration Ltd.+ ...........     935,481        1,423,916
     500,000  SEMAFO Inc.+ .......................     888,114          728,894
     600,000  SEMAFO Inc.+ (b) ...................     970,533          874,673
     160,000  SXR Uranium One Inc.+ (b) ..........   1,064,626        2,195,258
     720,000  UraMin Inc.+ .......................   1,334,621        2,030,036
   2,289,215  Wesdome Gold Mines Ltd.+ ...........   3,789,064        4,397,240
     550,000  Western Quebec Mines Inc.+ .........     956,817        1,226,257
     496,200  Yamana Gold Inc. ...................   3,814,263        6,514,447
                                                  ------------     ------------
                                                   124,737,997      262,781,493
                                                  ------------     ------------
              RUSSIA -- 0.6%
      52,986  Polyus Gold Co., ADR+ ..............   2,204,928        2,612,210
                                                  ------------     ------------
              SOUTH AFRICA -- 17.7%
      96,700  Anglo Platinum Ltd. ................   4,565,454       11,803,101
     122,058  AngloGold Ashanti Ltd., ADR ........   4,687,895        5,747,711
     125,000  Gold Fields Ltd. ...................   1,625,000        2,366,057

                 See accompanying notes to financial statements.

GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                       MARKET
     SHARES                                           COST             VALUE
     ------                                           ----            -------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING (CONTINUED)
              SOUTH AFRICA (CONTINUED)
   1,283,249  Gold Fields Ltd., ADR ..............$ 16,126,284     $ 24,227,741
     200,000  Harmony Gold
                Mining Co. Ltd.+ .................   2,614,946        3,171,140
     991,326  Harmony Gold
                Mining Co. Ltd., ADR+ ............  13,586,104       15,613,385
     160,000  Impala Platinum
                Holdings Ltd. ....................   1,450,762        4,197,769
     456,000  Impala Platinum
                Holdings Ltd., ADR ...............   2,553,975       11,900,004
      34,868  Witwatersrand Consolidated
                Gold Resources Ltd.+ .............     258,508          372,880
                                                  ------------     ------------
                                                    47,468,928       79,399,788
                                                  ------------     ------------
              UNITED KINGDOM -- 9.5%
     300,000  Avnel Gold Mining Ltd.+ (b)(c) .....     255,864          257,257
     900,000  Cluff Gold Ltd.+ ...................   1,062,915        1,348,071
     419,976  Highland Gold Mining Ltd.+ .........   1,806,690        1,315,689
     750,000  Hochschild Mining plc+ .............   4,997,614        5,932,685
     145,000  Lonmin plc .........................   4,127,808        8,545,612
   1,087,200  Randgold Resources Ltd., ADR+ ......   6,354,403       25,505,712
                                                  ------------     ------------
                                                    18,605,294       42,905,026
                                                  ------------     ------------
              TOTAL COMMON STOCKS ................ 223,689,179      453,191,611
                                                  ------------     ------------
              WARRANTS -- 0.1%
              NORTH AMERICA -- 0.1%
       4,900  Goldcorp Inc.,
                expire 06/09/11+ .................      41,160           70,560
     100,000  Golden Star Resources Ltd.,
                expire 02/14/07+ (a) .............           0            7,717
      62,500  New Gold Inc.,
                expire 02/28/08+ (a)(b)(c) .......           0           46,568
   5,000,000  Odyssey Resources Ltd.,
                expire 10/26/07+ (a)(b)(c) .......     180,675          167,710
   1,000,000  Odyssey Resources Ltd.,
                expire 10/27/08+ (a)(b)(c) .......           0           48,879
     250,000  Western Quebec Mines Inc.,
                expire 02/10/07+ (a)(b)(c) .......           0           10,474
                                                  ------------     ------------
                                                       221,835          351,908
                                                  ------------     ------------
              UNITED KINGDOM -- 0.0%
     300,000  Avnel Gold Mining Ltd.,
                expire 11/29/07+ (a)(b)(c) .......           0              654
                                                  ------------     ------------
              TOTAL WARRANTS .....................     221,835          352,562
                                                  ------------     ------------
              TOTAL
                INVESTMENTS -- 101.0% ............$223,911,014      453,544,173
                                                  ============
              OTHER ASSETS AND LIABILITIES (NET) -- (1.0)% ......    (4,381,595)
                                                                   ------------
              NET ASSETS -- 100.0% ..............................  $449,162,578
                                                                   ============


(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2006, the market value of fair valued securities amounted to $487,807 or 0.11% of total net assets.

(b) At December 31, 2006, the Fund held investments in restricted securities amounting to $12,605,609 or 2.81% of net assets, which were valued under methods approved by the Board as follows:

                                                                       12/31/06
                                                                       CARRYING
ACQUISITION                               ACQUISITION   ACQUISITION      VALUE
  SHARES    ISSUER                            DATE         COST         PER UNIT
 --------   ------                        -----------   -----------    ---------
   300,000  Avnel Gold Mining Ltd. .........11/23/05    $  255,864      $ 0.8575
   300,000  Avnel Gold Mining Ltd.
              Warrants expire 11/29/07 .....11/23/05            --        0.0022
 1,300,000  Axmin Inc. .....................12/20/02       397,833        0.8489
   125,000  Banro Corp. ....................03/25/04       373,580       13.0343
   467,500  Eldorado Gold Corp., Toronto ...01/23/03     1,035,612        5.4110
 1,000,000  Golden Queen Mining Co. Ltd. ...01/13/04       393,794        0.7975
   200,000  Miramar Mining Corp., Toronto ..07/24/03       300,679        4.5534
   175,000  Nevsun Resources Ltd.,
              Toronto ......................02/12/03       354,761        2.1867
   125,000  New Gold Inc. ..................02/01/06       985,934        7.4433
    62,500  New Gold Inc.
              Warrants expire 02/28/08 .....02/01/06            --        0.7451
 2,000,000  Odyssey Resources Ltd. .........10/23/06       177,352        0.1029
 5,000,000  Odyssey Resources Ltd. .........10/20/05       244,242        0.1029
 5,000,000  Odyssey Resources Ltd.
              Warrants expire 10/26/07 .....10/20/05       180,675        0.0335
 1,000,000  Odyssey Resources Ltd.
               Warrants expire 10/27/08 ....10/23/06            --        0.0489
   600,000  SEMAFO Inc. ....................12/07/05       970,533        1.4578
   160,000  SXR Uranium One Inc. ...........02/07/06     1,064,626       13.7204
   250,000  Western Quebec Mines Inc.
              Warrants expire 02/10/07 .....02/08/06            --        0.0419

 (c) Illiquid security.
 +   Non-income producing security.
 ADR American Depository Receipt

                                         % OF
                                         MARKET     MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------              ------      -------
North America....................        58.0%  $263,133,401
South Africa.....................        17.5     79,399,788
Asia/Pacific.....................        13.6     61,637,650
Europe...........................        10.0     45,517,890
Latin America....................         0.9      3,855,444
                                        ------  ------------
                                        100.0%  $453,544,173
                                        ======  ============

                 See accompanying notes to financial statements.

                              GAMCO GOLD FUND, INC.


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $223,911,014) ...............  $453,544,173
  Foreign currency, at value (cost $745,924) ..............       761,446
  Receivable for investments sold..........................     2,035,673
  Receivable for Fund shares sold..........................     1,130,614
  Dividends receivable.....................................        99,312
  Prepaid expense..........................................        17,983
                                                             ------------
  TOTAL ASSETS.............................................   457,589,201
                                                             ------------
LIABILITIES:
  Payable to custodian.....................................     5,998,197
  Payable for investments purchased........................     1,334,621
  Payable for Fund shares redeemed.........................       396,245
  Payable for investment advisory fees.....................       387,774
  Payable for distribution fees............................       104,561
  Payable for accounting fees..............................         7,501
  Other accrued expenses...................................       197,724
                                                             ------------
  TOTAL LIABILITIES........................................     8,426,623
                                                             ------------
  NET ASSETS applicable to 17,983,566
    shares outstanding.....................................  $449,162,578
                                                             ============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value .........  $240,013,221
  Accumulated distributions in excess of
    net investment income..................................   (20,261,208)
  Accumulated distributions in excess of net
    realized gain on investments and foreign
    currency transactions..................................      (221,825)
  Net unrealized appreciation on investments ..............   229,633,159
  Net unrealized depreciation on foreign
    currency translations..................................          (769)
                                                             ------------
  NET ASSETS...............................................  $449,162,578
                                                             ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($419,724,279 / 16,799,628 shares
    outstanding; 375,000,000 shares authorized) ...........        $24.98
                                                                   ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($17,488,491 / 700,803 shares outstanding;
    250,000,000 shares authorized).........................        $24.95
                                                                   ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price).................................        $26.47
                                                                   ======
  CLASS B:
  Net Asset Value and offering price per share
    ($2,480,899 / 100,164 shares outstanding;
    125,000,000 shares authorized).........................        $24.77(a)
                                                                   ======
  CLASS C:
  Net Asset Value and offering price per share
    ($9,468,909 / 382,971 shares outstanding;
    125,000,000 shares authorized).........................        $24.72(a)
                                                                   ======
-------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $111,852)............. $  5,139,453
  Interest.................................................       54,824
                                                            ------------
  TOTAL INVESTMENT INCOME..................................    5,194,277
                                                            ------------
EXPENSES:
  Investment advisory fees.................................    4,227,260
  Distribution fees - Class AAA............................      999,430
  Distribution fees - Class A..............................       31,426
  Distribution fees - Class B..............................       26,121
  Distribution fees - Class C..............................       77,715
  Shareholder services fees................................      249,504
  Shareholder communications expenses......................      161,635
  Custodian fees...........................................      118,318
  Interest expense.........................................      113,444
  Legal and audit fees.....................................       63,319
  Registration expenses....................................       60,657
  Accounting fees..........................................       45,000
  Directors' fees..........................................       38,957
  Miscellaneous expenses...................................       63,187
                                                            ------------
  TOTAL EXPENSES...........................................    6,275,973
  Less: Custodian fee credits .............................       (2,262)
                                                            ------------
  NET EXPENSES.............................................    6,273,711
                                                            ------------
  NET INVESTMENT LOSS......................................   (1,079,434)
                                                            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ........................   33,003,428
  Payment by Adviser (see Note 9) .........................      380,000
  Net realized loss on foreign currency
    transactions...........................................       (2,895)
  Net realized loss on gold bullion........................     (277,000)
                                                            ------------
  Net realized gain on investments, payment by Adviser,
    foreign currency transactions, and gold bullion........   33,103,533
                                                            ------------
  Net change in unrealized appreciation/
    depreciation on investments............................   76,522,374
  Net change in unrealized appreciation/
    depreciation on foreign currency
    translations...........................................         (581)
                                                            ------------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations..................................   76,521,793
                                                            ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY ...................  109,245,326
                                                            ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS........................................ $108,545,892
                                                            ============


                 See accompanying notes to financial statements.

                              GAMCO GOLD FUND, INC.



STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            YEAR ENDED                YEAR ENDED
                                                                         DECEMBER 31, 2006         DECEMBER 31, 2005
                                                                         -----------------         -----------------
OPERATIONS:
   Net investment loss...................................................   $ (1,079,434)            $ (1,256,700)
   Net realized gain on investments, payment by Adviser, foreign currency
     transactions, and gold bullion .....................................     33,103,533               10,531,956
   Net change in unrealized appreciation/depreciation on investments and
     foreign currency translations.......................................     76,521,793               75,519,344
                                                                            ------------             ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................    108,545,892               84,794,600
                                                                            ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
    Class AAA............................................................     (7,623,346)              (1,785,709)
    Class A..............................................................       (324,255)                 (25,461)
    Class B .............................................................        (27,196)                    (401)
    Class C..............................................................       (116,888)                      --
                                                                            ------------             ------------
                                                                              (8,091,685)              (1,811,571)
                                                                            ------------             ------------
   Net realized gains on investments
    Class AAA ...........................................................    (31,481,977)              (7,242,973)
    Class A .............................................................     (1,299,573)                (145,835)
    Class B .............................................................       (194,565)                 (46,372)
    Class C..............................................................       (710,399)                (113,049)
                                                                            ------------             ------------
                                                                             (33,686,514)              (7,548,229)
                                                                            ------------             ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................................    (41,778,199)              (9,359,800)
                                                                            ------------             ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA............................................................     22,988,506              (19,067,032)
    Class A..............................................................      9,133,073               (7,893,130)
    Class B..............................................................        (48,169)                  57,817
    Class C..............................................................      3,180,903                  (48,203)
                                                                            ------------             ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.     35,254,313              (26,950,548)
                                                                            ------------             ------------
   REDEMPTION FEES.......................................................         52,099                   65,462
                                                                            ------------             ------------
   NET INCREASE IN NET ASSETS............................................    102,074,105               48,549,714
NET ASSETS:
   Beginning of period...................................................    347,088,473              298,538,759
                                                                            ------------             ------------
   End of period (including undistributed net investment income of
     $0 and $0, respectively)............................................   $449,162,578             $347,088,473
                                                                            ============             ============

                 See accompanying notes to financial statements.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. GAMCO Gold Fund, Inc. (the "Fund"), formerly, Gabelli Gold Fund, Inc., was organized on May 13, 1994 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation. The Fund commenced investment operations on July 11, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2006, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's net asset value ("NAV") and a magnified effect in its total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on passive foreign investment companies and other investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund, including the Fund's use of the tax accounting practice known as equalization. For the fiscal year ended December 31, 2006, reclassifications were made to increase accumulated distributions in excess of net investment income by $964,965 and to decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $964,965.

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was as follows:

                                              YEAR ENDED          YEAR ENDED
                                           DECEMBER 31, 2006   DECEMBER 31, 2005
                                           -----------------   -----------------
   DISTRIBUTIONS PAID FROM:
   Ordinary income (inclusive of
     short-term
     capital gains)......................     $12,159,805         $1,897,558
   Long-term capital gains...............      29,998,394          7,848,075
                                              -----------         ----------
   Total distributions paid..............     $42,158,199         $9,745,633
                                              ===========         ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At December 31, 2006, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on passive foreign investment companies.

As of December 31, 2006, the components of earnings on a tax basis were as follows:

   Undistributed ordinary income.................................. $    825,312
   Net unrealized appreciation on investments, foreign receivables and payables and foreign currency transactions...............  208,324,045
                                                                   ------------
   Total accumulated earnings .................................... $209,149,357
                                                                   ============

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2006:


                                                GROSS             GROSS
                                             UNREALIZED        UNREALIZED      NET UNREALIZED
                                COST        APPRECIATION      DEPRECIATION      APPRECIATION
                                ----        ------------      ------------     --------------
 Investments.............   $245,219,360    $231,175,267      $(22,850,454)     $208,324,813

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar year open-end fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

If total net assets of the Fund are in excess of $100 million, the Fund pays each Director that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2006, other than short-term and U.S. Government securities, aggregated $53,213,425 and $55,811,622, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2006, Gabelli & Company informed the Fund that it received $42,575 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2006, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. At December 31, 2006, there was a balance of $5,999,000 outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2006 was $1,825,786 with a weighted average interest rate of 5.77%. The maximum amount borrowed at any time during the fiscal year ended December 31, 2006 was $14,715,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2006 and December 31, 2005 amounted to $52,099 and $65,462, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                       YEAR ENDED
                                                           DECEMBER 31, 2006                DECEMBER 31, 2005
                                                     ----------------------------      ---------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                     ----------     -------------      ----------    -------------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold........................................   6,153,251     $ 155,818,843       4,491,726    $  75,374,035
Shares issued upon reinvestment of distributions...   1,388,831        34,373,497         386,787        7,991,029
Shares redeemed ...................................  (6,753,963)     (167,203,834)     (6,305,131)    (102,432,096)
                                                     ----------     -------------      ----------    -------------
  Net increase (decrease) .........................     788,119     $  22,988,506      (1,426,618)   $ (19,067,032)
                                                     ==========     =============      ==========    =============
                                                               CLASS A                           CLASS A
                                                     ----------------------------      ---------------------------
Shares sold........................................     506,170     $  12,746,761          79,259    $   1,360,166
Shares issued upon reinvestment of distributions ..      63,072         1,559,156           7,399          152,715
Shares redeemed ...................................    (192,652)       (5,172,844)       (626,791)      (9,406,011)
                                                     ----------     -------------      ----------    -------------
  Net increase (decrease) .........................     376,590     $   9,133,073        (540,133)   $  (7,893,130)
                                                     ==========     =============      ==========    =============
                                                               CLASS B                           CLASS B
                                                     ----------------------------      ---------------------------
Shares sold........................................      27,620     $     653,596          22,102    $     367,655
Shares issued upon reinvestment of distributions ..       4,624           113,395           1,235           25,333
Shares redeemed ...................................     (33,783)         (815,160)        (19,860)        (335,171)
                                                     ----------     -------------      ----------    -------------
  Net increase (decrease)..........................      (1,539)    $     (48,169)          3,477    $      57,817
                                                     ==========     =============      ==========    =============
                                                               CLASS C                           CLASS C
                                                     ----------------------------      ---------------------------
Shares sold........................................     186,661     $   4,509,221          66,965    $   1,145,961
Shares issued upon reinvestment of distributions ..      31,589           773,934           4,990          102,289
Shares redeemed....................................     (84,541)       (2,102,252)        (79,725)      (1,296,453)
                                                     ----------     -------------      ----------    -------------
  Net increase (decrease)..........................     133,709     $   3,180,903          (7,770)   $     (48,203)
                                                     ==========     =============      ==========    =============

9. CONTRIBUTIONS FROM THE ADVISER. The Adviser reimbursed the Gold Fund $380,000
as  a   consequence   of  an   inadvertent   breach  of  the  Fund's  SEC  asset
diversification requirements.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

GAMCO GOLD FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                  INCOME FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
                          ----------------------------------------------  -----------------------------------------
                                                 Net
              Net Asset                     Realized and        Total                      Net
  Period       Value,           Net          Unrealized         from         Net        Realized
   Ended     Beginning      Investment      Gain (Loss) on    Investment  Investment     Gain on         Total
December 31  of Period    Income (Loss)(a)    Investments     Operations    Income     Investments    Distributions
-----------  ---------    ----------------    -----------     ----------    ------     -----------    -------------
CLASS AAA
  2006        $20.80         $(0.06)           $ 6.77          $ 6.71      $(0.49)       $(2.04)         $(2.53)
  2005         16.00          (0.07)             5.45            5.38       (0.12)        (0.46)          (0.58)
  2004         18.18          (0.12)            (1.87)          (1.99)      (0.19)        (0.01)          (0.20)
  2003         12.28          (0.08)             6.11            6.03       (0.17)           --           (0.17)
  2002          6.56          (0.02)             5.74            5.72          --            --              --
CLASS A (E)
  2006        $20.79         $(0.06)           $ 6.77          $ 6.71      $(0.51)       $(2.04)         $(2.55)
  2005         15.97          (0.07)             5.43            5.36       (0.08)        (0.46)          (0.54)
  2004         18.16          (0.12)            (1.86)          (1.98)      (0.21)        (0.01)          (0.22)
  2003         12.28          (0.08)             6.11            6.03       (0.19)           --           (0.19)
CLASS B (E)
  2006        $20.65         $(0.25)           $ 6.69          $ 6.44      $(0.28)       $(2.04)         $(2.32)
  2005         15.93          (0.19)             5.37            5.18       (0.00)(d)     (0.46)          (0.46)
  2004         18.10          (0.23)            (1.87)          (2.10)      (0.08)        (0.00)(d)       (0.08)
  2003         12.28          (0.18)             6.07            5.89       (0.11)           --           (0.11)
CLASS C (E)
  2006        $20.64         $(0.25)           $ 6.71          $ 6.46      $(0.34)       $(2.04)         $(2.38)
  2005         15.92          (0.19)             5.37            5.18          --         (0.46)          (0.46)
  2004         18.10          (0.23)            (1.87)          (2.10)      (0.09)        (0.00)(d)       (0.09)
  2003         12.28          (0.18)             6.08            5.90       (0.12)           --           (0.12)

                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                              ------------------------------------------------------

                         Net Asset             Net Assets       Net
  Period                   Value,                End of      Investment                   Portfolio
   Ended     Redemption    End of    Total       Period        Income       Operating      Turnover
December 31    Fees(a)     Period   Return+    (in 000's)      (Loss)     Expenses (c)       Rate
-----------    -------     ------   -------    ----------      ------     --------------     ----
CLASS AAA
  2006          $0.00(d)   $24.98     32.4%     $419,724       (0.24)%        1.47%           12%
  2005           0.00(d)    20.80     33.6       333,104       (0.44)         1.52             4
  2004           0.01       16.00    (10.9)      279,081       (0.73)         1.54            11
  2003           0.04       18.18     49.4       352,112       (0.58)         1.55            12
  2002             --       12.28     87.2       138,906       (0.15)         1.67(b)         53
CLASS A (E)
  2006          $0.00(d)   $24.95     32.4%     $ 17,489       (0.22)%        1.47%           12%
  2005           0.00(d)    20.79     33.6         6,739       (0.47)         1.54             4
  2004           0.01       15.97    (10.8)       13,802       (0.76)         1.54            11
  2003           0.04       18.16     49.4         5,480       (0.58)         1.55            12
CLASS B (E)
  2006          $0.00(d)   $24.77     31.3%     $  2,481       (1.00)%        2.22%           12%
  2005           0.00(d)    20.65     32.6         2,100       (1.19)         2.27             4
  2004           0.01       15.93    (11.6)        1,565       (1.49)         2.29            11
  2003           0.04       18.10     48.3         1,626       (1.33)         2.30            12
CLASS C (E)
  2006          $0.00(d)   $24.72     31.4%     $  9,469       (0.99)%        2.22%           12%
  2005           0.00(d)    20.64     32.6         5,145       (1.19)         2.27             4
  2004           0.01       15.92    (11.5)        4,091       (1.49)         2.29            11
  2003           0.04       18.10     48.4         2,935       (1.33)         2.30            12

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sale charges. Total return excluding the effect of the contribution from the Fund's Adviser of $380,000 for the year ended December 31, 2006 was 32.3%, 32.3%, 31.1%, and 31.3% for Class AAA, Class A, Class B, and Class C Shares, respectively.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the year ended December 31, 2002. If interest expense had not been incurred, the Class AAA ratio of operating expenses to average net assets would have been 1.64%.
(c) The Fund incurred interest expense during the years ended December 31, 2006, 2005, and 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.44%, 1.50%, and 1.52% (Class AAA), 1.44%, 1.51%, and 1.52% (Class A), 2.19%, 2.25%, and
    2.27% (Class B), and 2.19%, 2.25% and 2.27% (Class C), respectively.
(d) Amount represents less than $0.005 per share.
(e) Class A, Class B, and Class C Shares were outstanding for the period December 27, 2002 through December 31, 2002. Financial Highlights are not presented for Class A, Class B, and Class C Shares as the information for this period is not considered meaningful.

                          See accompanying notes to financial statements.

GAMCO GOLD FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of GAMCO Gold Fund, Inc.

We have audited the accompanying statement of assets and liabilities of GAMCO Gold Fund, Inc. (the "Fund") (formerly Gabelli Gold Fund, Inc.), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GAMCO Gold Fund, Inc. at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
February 16, 2007

GAMCO GOLD FUND, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the GAMCO Gold Fund, Inc. Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to the GAMCO Gold Fund, Inc. at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF      NUMBER OF
                       OFFICE AND   FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF      COMPLEX
    ADDRESS 1             TIME       OVERSEEN BY       PRINCIPAL OCCUPATION(S)                          OTHER DIRECTORSHIPS
    AND AGE              SERVED 2     DIRECTOR         DURING PAST FIVE YEARS                           HELD BY DIRECTOR 4
----------------        --------     ------------      ----------------------                          --------------------
INTERESTED DIRECTORS 3:
-----------------------
MARIO J. GABELLI       Since 1994        24        Chairman of the Board and Chief Executive         Director of Morgan Group
Director                                           Officer of GAMCO Investors, Inc. and              Holdings, Inc. (transportation
Age: 64                                            of Gabelli Funds, LLC and GAMCO Asset             services); Chairman of the
                                                   Management Inc.; Director/Trustee or              Board of Lynch Interactive
                                                   Chief Investment Officer of other registered      Corporation (multimedia and
                                                   investment companies in the Gabelli Funds         communication services
                                                   complex; Chairman and Chief Executive             company)
                                                   Officer of GGCP, Inc.

INDEPENDENT DIRECTORS 5:
------------------------
E. VAL  CERUTTI        Since 1994        7         Chief Executive Officer of Cerutti                Director of The LGL
Director                                           Consultants, Inc.; Adviser to Iona                Group, Inc.
Age: 67                                            College Hagan School of Business                  (diversified manufacturing)

ANTHONY J. COLAVITA    Since 1994        34        Partner in the law firm of                                --
Director                                           Anthony J. Colavita, P.C.
Age: 71

WERNER J. ROEDER, MD   Since 1994        23        Medical Director of Lawrence Hospital and                 --
Director                                           practicing private physician
Age: 66

ANTHONIE C. VAN EKRIS  Since 1994        17        Chairman of BALMAC International, Inc.                    --
Director                                           (commodities and futures trading)
Age: 72

SALVATORE J. ZIZZA     Since 2004        25        Chairman of Hallmark Electrical                   Director of Hollis-
Director                                           Supplies Corp. (distribution of                   Eden Pharmaceuticals
Age: 61                                            electrical supplies)                              (biotechnology); Director
                                                                                                     of Earl Scheib, Inc.
                                                                                                     (automotive services)

DANIEL E. ZUCCHI       Since 1994         1        President of Daniel E. Zucchi Associates                  --
Director                                           (consulting); Formerly Senior Vice President
Age: 66                                            and Director of Consumer Marketing
                                                   of Hearst Magazine (through 1995)

GAMCO GOLD FUND, INC.
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                         TERM OF
                       OFFICE AND
NAME, POSITION(S)       LENGTH OF
    ADDRESS 1             TIME                                PRINCIPAL OCCUPATION(S)
    AND AGE              SERVED 2                             DURING PAST FIVE YEARS
----------------        --------                              -----------------------
OFFICERS:
---------
BRUCE N. ALPERT        Since 2003           Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
President                                   since 1988 and an officer of all of the registered investment companies
Age: 55                                     in the Gabelli Funds complex. Director and President of Gabelli Advisers, Inc.
                                            since 1998

JAMES E. MCKEE         Since 1995           Vice President, General Counsel and Secretary of GAMCO Investors, Inc.
Secretary                                   since 1999 and GAMCO Asset Management Inc. since 1993; Secretary of
Age: 43                                     all of the registered investment companies in the Gabelli Funds complex

AGNES MULLADY          Since 2006           Treasurer of all of the registered investment companies in the Gabelli Funds
Treasurer                                   complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer
Age: 48                                     and Chief Financial Officer of Excelsior Funds from 2004 through 2005;
                                            Chief Financial  Officer of AMIC Distribution Partners from 2002 through 2004;
                                            Controller of Reserve  Management  Corporation  and Reserve  Partners,  Inc. and
                                            Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004           Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief
Chief Compliance Officer                    Compliance Officer of all of the registered investment companies in the
Age: 53                                     Gabelli Funds complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

-----------------------
1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2 Each Director  will hold office for an  indefinite  term until the earliest of
  (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
5 Directors who are not interested  persons are  considered to be  "Independent"
  Directors.




--------------------------------------------------------------------------------
                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2006, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.73888, $0.75388, $0.52988, and $0.58088 and a long-term capital gain distribution totaling $1.79012, $1.79012, $1.79012, and $1.79012 per share for Class AAA, Class A, Class B, and Class C, respectively which is designated as a capital gain dividend. The Fund designates a maximum of $29,998,394 of long-term capital gains as a capital gain dividend for tax purposes. For the fiscal year ended December 31, 2006, 18.82% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 41.88% of the ordinary income distribution was qualified dividend income.
--------------------------------------------------------------------------------

                              GAMCO GOLD FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                              Werner J. Roeder, MD
CHAIRMAN AND CHIEF                                 MEDICAL DIRECTOR
EXECUTIVE OFFICER                                  LAWRENCE HOSPITAL
GAMCO INVESTORS, INC.

E. Val Cerutti                                     Anthonie C. van Ekris
CHIEF EXECUTIVE OFFICER                            CHAIRMAN
CERUTTI CONSULTANTS, INC.                          BALMAC INTERNATIONAL, INC.

Anthony J. Colavita                                Daniel E. Zucchi
ATTORNEY-AT-LAW                                    PRESIDENT
ANTHONY J. COLAVITA, P.C.                          DANIEL E. ZUCCHI ASSOCIATES

Salvatore J. Zizza
CHAIRMAN
HALLMARK ELECTRICAL SUPPLIES CORP.


                         OFFICERS AND PORTFOLIO MANAGER

Caesar Bryan                                       Bruce N. Alpert
PORTFOLIO MANAGER                                  PRESIDENT

James E. McKee                                     Agnes Mullady
SECRETARY                                          TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP




--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of GAMCO Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB008Q406SR

                                                                           GAMCO





                              GAMCO
                              GOLD
                              FUND,
                              INC.





                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2006

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,300 for 2005 and $35,200 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 for 2005 and $0 for 2006. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $100,600 for 2005 and $73,050 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      GAMCO Gold Fund, Inc.
                 ---------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date              03/01/2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.